Organization And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization And Summary Of Significant Accounting Policies [Abstract]
Allowance For Doubtful Accounts Receivable

	Year ended December 31,
	2012	2011	2010
Opening balance	$311	$295	$252
Additional provision	261	150	362
Write-offs	(229)	(134)	(319)

Closing balance	$343	$311	$295

Schedule Of Depreciation Rate Of Fixed Assets
%
Computers and software	33
Instruments and laboratory equipment	15
Leasehold improvements	10
Motor vehicles	15
Machinery and equipment	15
Communication equipment	15
Office furniture and equipment	10-15

Basic And Diluted Earnings Per Ordinary Share

	Year ended December 31,
	2012	2011	2010
Net profit attributable to Ordinary Shares	$14,350	$11,978	$8,478

Weighted average number of Ordinary Shares outstanding
used in basic earnings per Ordinary Share
Calculation	30,853,581	30,212,787	29,670,842

Add assumed exercise of outstanding dilutive
potential Ordinary Shares	709,627	876,712	854,812

Weighted average number of Ordinary Shares outstanding
used in diluted earnings per Ordinary Share
Calculation	31,563,208	31,089,499	30,525,654

Basic earnings per Ordinary Share	$0.47	$0.40	$0.29

Diluted earnings per Ordinary Share	$0.45	$0.39	$0.28

Number of equity awards excluded from the
diluted earnings per share calculation
due to their anti-dilutive effect	1,508,694	3,904,630	4,763,410